Angel Oak Mortgage Trust 2023-3 ABS-15G

Exhibit 99.39

Loan Level Exceptions

Run Date - 3/2/2023

Recovco Loan ID	Loan #1	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
OKT2RXOU0VL	2023030086	XXX	Client Reportable	1	1	1	1	1	1	1	1
W5QANPUPUH2	2023030087	XXX	Client Reportable	1	1	1	1	1	1	1	1
5Y1EVGR0TJ2	2023030088	XXX	Client Reportable	3	1	1	3	1	1	1	1			*** (XXX) Appraised value not supported. Form Type and XXX Score - XXX COMMENT: Missing third party valuation to support the appraisal value within XXX% variance.
BMPZIHURH2C	2023030089	XXX	Client Reportable	1	1	1	1	1	1	1	1
XDL2AV0AGLK	2023030597	XXX	Securitized	3	2	3	1	3	1	1	1	*** (XXX) ComplianceEase XXX Test Failed -XXX
COMMENT:   The loan failed the high-cost mortgage (XXX) points and fees threshold test ( XXX CFR §XXX ) due to the following: The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX% of the total loan amount of $XXX. The following points and fees were included in the calculation: Commitment Fee $XXX, Mortgage Broker Fee (XXX) $XXX, Points - Loan Discount Fee $XXX.

*** (XXX) Missing Documentation - XXX
COMMENT:   The loan file contains a letter p.XXX which states the borrower has XXX% ownership in the business. The letter is signed by XXX; however, it does not provide the title of this person. The Bank Statements Program guidelines required a letter from the XXX stating the ownership percentage of the borrower.

*** (XXX) Missing Doc - XXX
COMMENT:   The final XXX p.XXX shows the borrowers citizenship as XXX; however, p.XXX is the borrower’s Certificate of Naturalization showing the borrower became a XXX citizen on XXX. Provide a corrected signed final XXX showing the borrower is a XXX citizen.

*** (XXX) Missing XXX Disclosures - XXX
COMMENT: The loan is a High Cost Mortgage, and the High Cost Mortgage Notice is missing. Per Regulation XXX, the following statement must be provided in connection with a high cost mortgage: "You are not required to complete this agreement merely because you have received these disclosures or have signed a loan application. If you obtain this loan, the lender will have a mortgage on your home. You could lose your home, and any money you have put into it, if you do not meet your obligations under the loan."	*** (WAIVED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV W
															COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXX was provided more than XXX calendar days after the consummation date, XXX X. Per XXX (v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXXXXX calendar days after consummation. No rebuttal response required. Cure accepted XXXX days from discovery.
LIFMXVXFFLB	2023030598	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (XXX) Missing asset documentation (XXX) - XXX
COMMENT:   There are the following deposits into the Bank of America #XXXX account that are not sourced:  XXX (p.X) and XXX (p.XX).

*** (XXX) Unable to verify XXX on other mortgage related obligations (XXX) - XXX
														COMMENT: The loan file does not contain the Prime Lending mortgage statement for the borrower’s primary residence to verify the taxes and insurance are included in the XXX payment as reflected on the XXX.
UCLOI5HFRHB	2023030599	XXX	Client Reportable	3	1	3	1	2	1	1	1	*** (XXX) Credit history insufficient/does not meet guidelines (XXX) -XXX
COMMENT:   Lender matrix states for XXX greater than XXX% credit seasoning is No XXX ever.  According to the XXX (p.XXX) there was a foreclosure XXX for a property located at XXX XXX Street and a foreclosure XXX for a property located at XXX XXX Street making the subject loan ineligible.

*** (XXX) XXX > XXX% - XXX
COMMENT:   XXX/XXX reflects self-employed qualifying income of $XXX/month.  Origination income is not supported.  It is to be noted, the income calculation worksheet (p.XXX) reflects the XXX-month average of $XXX/month at origination.  Audit income is $XXX/month resulting a XXX XXX%% which exceed the guideline max of XXX%.  The residual income requirement of $XXX has not been met as income is $XXX and debt is $XXX for residual income of $XXX.  The XXXX reflects the borrower self-employed as the owner of XXX, XXX (p.XX).  There is a CPA letter (p.XXX) confirming XXX% ownership and XXX% expense ratio although the income worksheet shows a XXX% expense ratio was used (p.XXX) and was used at audit. The google search (p.XXX) does not reveal the business which is a XXX flag.

*** (XXX) XXX (XXX) Ratio does not meet eligibility requirement(s) - XXX
COMMENT:   XXX/XXX reflects self-employed qualifying income of $XXX/month.  Origination income is not supported.  It is to be noted, the income calculation worksheet (p.XXX) reflects the XXX-month average of $XXX/month at origination.  XXX income is $XXX/month resulting a XXX XXX%% which exceed the guideline max of XXX%.  The XXX income requirement of $XXX has not been met as income is $XXX and debt is $XXX for XXX income of $XXX.  The XXX reflects the borrower self-employed as the owner of XXX, XXX (p.XXX)  There is a XXX letter (p.XXX) confirming XXX% ownership and XXX% expense ratio although the income worksheet shows a XXX% XXX ratio was used (p.XXX) and was used at audit. The XXX search (p.XXX) does not reveal the business which is a XXX flag.

*** (XXX) XXX/XXX income outside of guidelines (XXX) - XXX
COMMENT:   XXX/XXX reflects self-employed XXX income of $XXX/month.  Origination income is not supported.  It is to be noted, the income calculation worksheet (p.XXX) reflects the XXX-month average of $XXX/month at origination.  Audit income is $XXX/month resulting a DTI XXX%% which exceed the guideline max of XXX%.  The residual XXX requirement of $XXX has not been met as income is $XXX and debt is $XXX for residual income of $XXX.  The XXX reflects the XXX self-employed as the owner of XXX , XXX (p.XXX)  There is a XXX letter (p.XXX) confirming XXX% ownership and XXX% expense ratio although the income worksheet shows a XXX% expense ratio was used (p.XXX) and was used at audit. The google search (p.XXX) does not reveal the business which is a XXX flag.

*** (XXX) Title issue -XXX
														COMMENT: The XXX title (p.XXX) shows the proposed insured as XXX and it should be XXX, LLC.
FHZJGXWYU0S	2023030600	XXX	Client Reportable	3	2	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The gift of $XXX is not properly documented as the file does not contain a copy of the donor’s cancelled check to the closing agent or evidence of the wire from the donor to the closing agent.  The file does contain the donor’s ability (p.XX); however, the required transfer documents are not in the file.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   XXX  reflects self-employed qualifying income of XXX/month.  Origination income is not supported.   Audit income is XXX resulting in a DTI of XXX which exceeds guideline maximum of XXX

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   XXX reflects self-employed qualifying income of XXX/month.  Origination income is not supported.   Audit income is XXX resulting in a DTI ofXXX  which exceeds guideline maximum of XXX

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The following large deposit into WF #XXXX has not been sourced:  $XXX onXXX (p.XX).

*** (CURED) Title issue - EV R
COMMENT: The preliminary title supplemental report (p.XXXX) reflects the borrower as XXX; and it should be XXX.	*** (WAIVED) Asset documentation does not meet guideline requirment - EV W
															COMMENT: The borrower has not contributed XXX% (XXXfrom his own funds as required by lender guideline XXX The EMD of $XXX was a gift and XXXX was also a gift. The borrower contributed only $XXXX to close which does not meet the requirement. Additionally, the borrower’s funds are not seasoned for XXXXXX days as a required. The file contains the Wells Fargo #XXX printout from XXXand the prior statement endingXXX . The loan file is missing the statement ending XXXto properly source the funds for XXXXXX days as required.
ILJFKOVH2IR	2023030607	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
														COMMENT: Per the final loan application, the borrower owns an investment property located at XXX Oceannaire Ln with an Angel Oak mortgage of $XXX,XXX and payment of $X,XXX (p.XXX) and no separate taxes and insurance listed. The fraud report (p.XXX) reflects this property was purchased XXX. The mortgage is reflected on the Credit Comparison report (p.XXX) showing it paid current thru X/XXXX with a mortgage payment of $X,XXX. The loan file does not contain a copy of the Select Portfolio mortgage statement to verify taxes and insurance are included in the payment and does not contain verification of an HOA payment if there is one to include in the DTI.
RLLCRZI02SR	2023030573	XXX	Client Reportable	2	2	2	1	1	1	1	1	*** (WAIVED) Qualifying Credit Score does not meet eligibility requirement(s) - EV W
															COMMENT: The Matrix general requirements, requires a minimum XXX FICO and maximum XXX% LTV when loan is a cash out refinance. The loan closed with a credit score of XXX (-XXX) and LTV of XXX%. The qualifying credit score does not meet the minimum eligibility requirements.
JKUD01N4TKM	2023030574	XXX	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV X
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within XX% variance.Client provided AVM from Clear Capital in the amount of $XXXover the original appraised value of $XXXexceeding the XX% tolerance by X%. Issue remains
TWA2WASS20W	2023030608	XXX	Client Reportable	1	1	1	1	1	1	1	1	COMMENT: Missing XXX party valuation production to support the appraisal value within XXX% variance.
TEELV1GVWT1	2023030575	XXX	Client Reportable	1	1	1	1	1	1	1	1
3QOOD3KC4J0	2023030576	XXX	Client Reportable	1	1	1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation production to support the appraisal value within XX% variance.
GVXNPMQ33GP	2023030609	XXX	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV X
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within XX% variance.
														X.X.XXXX: Client provided updated desk review in support of original value within XX%
TCIJSZF5T2W	2023030577	XXX	Client Reportable	2	2	2	1	1	1	1	1	*** (WAIVED) Loan does not conform to program guidelines - EV W
															COMMENT: Per Angel Oak Guidelines. Guideline required Prior COVID-XXXXXX Forbearance of over XXX months. (Pg. XXXXXXXXX) Exception Approval date XXX was approved to proceed with current XXX months timely payments. Compensating Factors: DTI XXX Housing, Reserves of XXX months; Residual income of XXX
WHJ43GS2M0T	2023030610	XXX	Client Reportable	1	1	1	1	1	1	1	1
WIB01USD11G	2023030578	XXX	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV X Client provided documentation to support the Fitch determination of desk reviews with a FSD score of XX% XX% XX%
														<=X.XX <=X.XX <=X.XX
Y2ASZNH2JVJ	2023030611	XXX	Client Reportable	3	1	1	3	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure. The Revised CD issued on X/XX/XX had a disclosed APR of X.XXX% , which is an increase from the previous CD issued on X/XX/XX with APR of X.XXX%. The APR difference is .XXX% which is above the allowable tolerance (X.XXX%). The Revised CD issued on X/XX/XX was not received by the borrower at least three business days prior to the Consummation Date, X/XX/XX.	*** (WAIVED) Appraised value not supported. Form Type and CU Score: Lender provided evidence of Reps and Warrants - EV W
															COMMENT: Missing third party valuation to support the appraisal value within XXX% variance.
KKRJW0ZMFTP	2023030579	XXX	Client Reportable	1	1	1	1	1	1	1	1
J2GBWGX4K1U	2023030612	XXX	Client Reportable	1	1	1	1	1	1	1	1
LB2M3DKGOBF	2023030580	XXX	Client Reportable	1	1	1	1	1	1	1	1
LB32P5L1KXN	2023030613	XXX	Client Reportable	3	1	3	1	1	1	1	1
MRCVBKHJJZQ	2023030595	XXX	Client Reportable	1	1	1	1	1	1	1	1
GCSYMX2EWHL	2023030596	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
														COMMENT: The loan amount for the subject loan is $XXX,XXX. The title commitment in the file shows proposed coverage of only $XXX,XXX.
1FMRCSGABBQ	2023030614	XXX	Client Reportable	3	2	3	3	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The file is missing proof of receipt of the $XXX,XXX gift.

*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   Angel Oak Portfolio Program Underwriting Guidelines dated June XX, XXXX, p. XX reflects the requirement that the borrower provide X% plus reserves from his own funds. The CD relects $XXX,XXX.XX was required to close after the EMD of $XX,XXX. The file reflects no funds came from the borrower. The file has a gift of $XXX,XXX with a letter stating the funds will go directly to closing agent, p. XX and the EMD of $XX,XXX also did not come from the borrower per documentation p. X. The borrower did not provide X% own funds.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT: Angel Oak Portfolio Program Underwriting Guidelines dated June XX, XXXX, page XX reflects the max DTI is XX%. The calculated DTI is XX.XX%. The calculated self-employment income is $X,XXX.XX and not $X,XXX used to qualify.	*** (WAIVED) Cash reserves less than required by guidelines - EV W
															COMMENT: Angel Oak Portfolio Program Underwriting Guidelines dated June XXX page XXXXXX reflects the requirement for XXX months reserves from borrowers own funds. XXXborrower funds were verified but XXXwere required. The file does have a joint Settlement Statement on p. XXXXXX but is it dated XXX and it is not documented how much of the proceeds borrower was entitled to.
WXJT4P2B21W	2023030601	XXX	Client Reportable	1	1	1	1	1	1	1	1
11PCUPK3PIB	2023030581	XXX	Client Reportable	3	2	1	3	3	1	1	2	***(CURED) Appraised value not supported. Form Type and CU Score - EV X - XXX: Issue Resolved: AVM within XX% variance provided.
*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The CD issued on XXX does not disclose a statement of whether State law provides for continued consumer responsibility for any Liability after Foreclosure.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test ( XX CFR §XXXX.XX(f) (X)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer X business days prior to the consummation date, XXX. If disclosure was delivered electronically, the E-consent is required as well.	*** (WAIVED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV W
															COMMENT: The PCCD issued on XXXXwas provided to correct non-numerical deficiencies on the previous CD. Although cured, it was cured more than XXXXXX days after consummation. Violation is an EVXXX (B-minor).
VMEKNYY5ZJH	2023030582	XXX	Client Reportable	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   A revised disclosure was not provided to the consumer within X business days of the rate lock date, X/XX/XX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( XX CFR §XXXX.XX(f) (X)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued X/XX/XX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer X business days prior to the consummation date, X/XX/XX. If disclosure was delivered electronically, the E-consent is required as well.
I5PEPN3SW0O	2023030602	XXX	Client Reportable	1	1	1	1	1	1	1	1
MS35OU1BE1M	2023030603	XXX	Client Reportable	1	1	1	1	1	1	1	1
AWMI4X5CI3X	2023030583	XXX	Client Reportable	3	1	3	1	3	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
														COMMENT: The borrower has verified assets of $XXX.XX and cash-out funds of $X,XXX.XX for a total of $X,XXX.XX. The required X-months of reserves totals XXX. The loan file contains several bank statements for Chase business checking #XXXX and savings #XXXX with the most recent statement on p.XXX being dated X/XX/XX verifying assets totaling $XXX.XX. Verified funds of $X,XXX.XX minus the required reserves of XXX, leaves the borrower short verified funds for reserves by $X,XXX.XX. The final XXXX p.XX shows assets of $XX,XXX in a Chase account with no account number provided.
METMJKEKTVP	2023030584	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Income documentation is incomplete - EV R
														COMMENT: The loan file is missing X months of business bank statements dated within the most recent XX-days. The loan file contains X months of business bank statements from First Citizens Bank business chkg #XXXX p.XXX dated X/XX/XX and p.XXX dated X/XX/XX. The application date of the file is X/X/XXXX and the Note date is X/X/XXXX. The Angel Oak Guidelines Section XX.X.X for personal bank statements plus business bank statements states: X months business bank statements. One of the bank statements must be from the most recent XX-days.
ZU4OAB3QFAX	2023030585	XXX	Client Reportable	3	1	1	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The loan file is missing the secondary appraisal product. Angel Oak Guidelines Section X.X state: The appraisal review process requires a secondary appraisal product to support the appraised value for the transaction. Acceptable review products include AVM’s. enhanced desk reviews, file reviews, FNMA Collateral Underwriter (CU) with a score if equal to or less than X.X or FRE Loan Collateral with rep and warranty relief, and second full appraisals. The FNMA UCDP p.XXX is X.X; therefore, a secondary appraisal product is required.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
														COMMENT: The initial CD is missing from the loan file. The only CD provided was issued X/X/XX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer X business days prior to the consummation date, <enter consummation date>. If disclosure was delivered electronically, the E-consent is required as well.
TRN2NRQPCOW	2023030604	XXX	Client Reportable	1	1	1	1	1	1	1	1
UREVMBPF4AN	2023030605	XXX	Client Reportable	1	1	1	1	1	1	1	1
0HQGLFE2N41	2023030589	XXX	Client Reportable	1	1	1	1	1	1	1	1
ZT1F0ZQ44VT	2023030606	XXX	Client Reportable	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) Months Reserves Requirement (XXXl) - XXX
COMMENT:   Per the guidelines, section XXX, there are 6 months of reserves required for the subject property. The total reserves amount required is $XXX, however after the cash to close the total assets left to cover the reserves is $XXX, resulting in an additional $XXX needed in proof of assets.

*** (OPEN) Borrower(s) Reserves Requirement (XXX) - XXX
													COMMENT: Per the guidelines, section XXX, there are 6 months of reserves required for the subject property. The total reserves amount required is $XXX, however after the cash to close the total assets left to cover the reserves is $XXX, resulting in an additional $XXX needed in proof of assets.
KMCH1CN1MLI	2023030586	XXX	Client Reportable	3	2	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT: HOI coverage $XXX,XXX is not sufficient to cover the mortgage of $XXX,XXX. The dec page does not indicate extended replacement coverage and the loan file does not have a Homeowners Replacement Cost Estimate to support minimum coverage of $XXX,XXX.	*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT:  XXX  LTV/CLTV exceeds the maximum of XXX%. Per Portfolio Select matrix dated XXX the max LTV/CLTV is XXX% with a XXX credit score.  A lender exception is in the file; however it does not state what the program exception is for and does not list compensating factors. XXX Exception full executed has been received.  The LTV for XXX% with less than a XXX credit score has been made.  The loan was approved at XXX% with a XXX score.  The compensating factors listed are XXXmonths reserves and XXX years stable employment history.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
															COMMENT: XXXLTV/CLTV exceeds the maximum of XXXX. Per Portfolio Select matrix dated XXXX the max LTV/CLTV is XXXXXX% with a XXXX credit score. A lender exception is in the file; however it does not state what the program exception is for and does not list compensating factors. XXXXException full executed has been received. The LTV for XXX with less than a XXX credit score has been made. The loan was approved at XXX% with a XXXX score. The compensating factors listed areXXX months reserves and XXX years stable employment history.
ZG50JE5HIQR	2023030590	XXX	Client Reportable	3	2	3	3	1	2	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV X COMMENT: Xrd party valuation to support the Appraisal within XX% provided	*** (WAIVED) DSCR Is Not Eligible - EV W
															COMMENT: The matrix dated XXXX states a DSCR score less than XXX must have a minimum FICO of XXX. This loan has a DSCR of .XXX and the borrower has a middle score oXXX
TMZJ4JRHHSE	2023030587	XXX	Client Reportable	1	1	1	1	1	1	1	1
CLUNXPFUHPD	2023030591	XXX	Client Reportable	1	1	1	1	1	1	1	1
35VFVOA1CVO	2023030588	XXX	Client Reportable	1	1	1	1	1	1	1	1
RTJIO10V50E	2023030592	XXX	Securitized	1	1	1	1	1	1	1	1
SXYJFAVVFKZ	2023030593	XXX	Securitized	1	1	1	1	1	1	1	1
LG25KSROLAL	2023030594	XXX	Securitized	1	1	1	1	1	1	1	1